Summary of Significant Accounting Policies - Forward Purchase Agreement (Details) - USD ($) $ / shares in Units, $ in Thousands	Feb. 08, 2023	Feb. 03, 2023	Mar. 08, 2022	Dec. 07, 2022
Derivative [Line Items]
Shares issued in transaction (in shares)	196,222,737
Sale of stock price (usd per share)				$ 10.00
Purchase price			$ 1,800,000
Share Price, Trigger		$ 3.00
Prepaid forward contract
Derivative [Line Items]
Shares issued in transaction (in shares)		5,916,514
Sale of stock price (usd per share)		$ 10.16
Purchase price		$ 60,096
Derivative, Term of Contract		3 years
Prepaid forward contract | Maturity Consideration
Derivative [Line Items]
Derivative, Consideration, Amount		$ 5,079
Derivative, Maturity Consideration, Shares		500,000
Derivative, Consideration Multiplier		$ 2.00
Derivative, Shares To Issue		7,500,000
Prepaid forward contract | Fixed Maturity Consideration
Derivative [Line Items]
Shares issued in transaction (in shares)		5,916,513
Derivative, Consideration, Amount		$ 3,167
Derivative, Consideration Multiplier		$ 2.00
Derivative, Shares To Issue		7,500,000